Pensions (Tables)	12 Months Ended
Jun. 30, 2026
Schedule of pensions

	As at June 30
(US dollars in thousands)	2026	2025	2024
VivoPower International Services	19	-	11
KESW EL Pty Ltd	-	-	95
Tembo EV Pty Ltd	-	20	-
Tembo Technologies Pty Ltd	69
Tembo 4x4 e-LV B.V.	7	14	-
KESW SO Pty Ltd	-	-	1
VIWR AU Pty Ltd	-	1	19
Total Pension recognized in P&L	95	35	126